Fair Value Measurements - Schedule of Company’s Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Forward purchase agreement warrant liability	$ 12	$ 472	$ 4
Forward purchase agreement put option liability			103
Publicly traded warrant liability		662	332
Liabilities measured at fair value	3,384	1,134	439
Level 1 [Member]
Liabilities:
Forward purchase agreement warrant liability
Forward purchase agreement put option liability
Publicly traded warrant liability		662	332
Liabilities measured at fair value	533	662	332
Level 2 [Member]
Liabilities:
Forward purchase agreement warrant liability
Forward purchase agreement put option liability
Publicly traded warrant liability
Liabilities measured at fair value	2,839
Level 3 [Member]
Liabilities:
Forward purchase agreement warrant liability	12	472	4
Forward purchase agreement put option liability			103
Publicly traded warrant liability
Liabilities measured at fair value	$ 12	$ 472	$ 107